Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses	£ 15,621	£ 5,096	£ 6,388
Share of other comprehensive income/(expense)	(831)	(337)	970
Share of total comprehensive income/(expense)	14,790	4,759	7,358
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses	(2)	0	(8)
Share of other comprehensive income/(expense)	(9)	28	53
Share of total comprehensive income/(expense)	£ (11)	£ 28	£ 45